Document and Entity Information	May 06, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001527753
Document Type	8-K
Document Period End Date	May 06, 2025
Entity Registrant Name	Personalis, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38943
Entity Tax Identification Number	27-5411038
Entity Address, Address Line One	6600 Dumbarton Circle
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94555
City Area Code	(650)
Local Phone Number	752-1300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	PSNL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false